Fair Value Measurements - Summary Of Changes In Fair Value Of Related Party Derivative Liabilities Related To Convertible Notes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value recorded in earnings	$ 0	$ 6,000	$ 30,000	$ 6,000
Related Party Convertible Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			4,395,000	0	$ 0
Additions		2,415,000		2,415,000	4,187,000
Change in fair value recorded in earnings		(6,000)	(30,000)	(6,000)	208,000
Converted to common stock			$ (4,365,000)
Ending balance		$ 2,409,000		$ 2,409,000	$ 4,395,000